Selling and Marketing Expenses (Schedule of Composition of Selling and Marketing Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of selling and marketing expenses [Abstract]
Salaries and related expenses	₪ 277	₪ 241	₪ 257
Commissions	85	88	179
Advertising and public relations	38	36	44
Depreciation and amortization	86	33	20
Other	81	81	74
Selling and marketing expenses	₪ 567	₪ 479	₪ 574